N-4	Dec. 31, 2022 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	FS Variable Separate Account
Entity Central Index Key	0000931344
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Polaris Retirement Protector (NY) 333-178849
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 5 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 8%, as a percentage of each Purchase
Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $8,000 if your maximum withdrawal charge is 8%.
Expenses – Withdrawal Charges
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.31%	1.56%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.89%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	1.25%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate charge for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,673	Highest Annual Cost: $4,353
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 5 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 8%, as a percentage of each Purchase
Payment withdrawn.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $8,000 if your maximum withdrawal charge is 8%.
Expenses – Withdrawal Charges

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
Expenses

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.31%	1.56%
	Investment Options[2] (Underlying Fund fees and expenses)	0.45%	1.89%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25%[3]	1.25%[4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate charge for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,673	Highest Annual Cost: $4,353
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.31%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.56%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.45%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.89%
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund net assets.
Optional Benefits Minimum [Percent]	0.25%
Optional Benefits Maximum [Percent]	1.25%
Optional Benefits Footnotes [Text Block]	As a percentage of the average daily ending net asset value allocated to the Variable Portfolios.[4] As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate charge for the most expensive optional benefit currently available.
Lowest Annual Cost [Dollars]	$ 1,673
Highest Annual Cost [Dollars]	$ 4,353
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	You may transfer funds between the investment options, subject to certain restrictions.•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.•Your ability to transfer amounts to a Fixed Account option may be restricted.•We reserve the right to remove or substitute Underlying Funds as investment options.
Optional Benefit Restrictions [Text Block]	Additional restrictions and limitations apply under the contract’s optional benefits.•If you elect an optional Living Benefit:○Not all investment options may be available and you must invest in accordance with the applicable investment requirements.○We reserve the right to modify the investment requirement in the future.○You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.•If you purchase the contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit under the contract.•Earnings under your contract are taxed at ordinary income tax rates when withdrawn. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm. Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation.
Exchanges [Text Block]	Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
Fee Table FOR CONTRACTS ISSUED ON OR AFTER MAY 2, 2022
 The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted.Contract Owner Transaction Expenses
Maximum Withdrawal Charges (as a percentage of each Purchase Payment)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 5 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6+
	8%	7%	6%	5%	4%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more.)	$50
	Contract Years 1-5	After 5th Contract Anniversary
Base Contract Expenses[2] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.55%	1.30%
Optional Death Benefit (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Maximum Anniversary Value	0.25%
Optional Living Benefit[3] (calculated as percentage of the Income Base and deducted from the contract value) Polaris Income Plus
Maximum Fee[4]
One Covered Person	2.50%
Two Covered Persons	2.50%
Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.45%	1.89%
Footnotes to the Fee Table:[1] In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.[2] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expenses would be 1.55% for Contract years 1-5, and 1.30% after the 5th Contract Anniversary. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.[3] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFIT below.[4] The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the initial annual fee applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Fee Table FOR CONTRACTS ISSUED PRIOR TO MAY 2, 2022
  The following tables describe the fees and expenses that you will pay when owning, and surrendering or making withdrawals from the contract. Please refer to your contract data page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you pay at the time you surrender the contract, make withdrawals from the contract, or make transfers between investment options. State premium taxes may also be deducted. Contract Owner Transaction Expenses
Maximum Withdrawal Charges (as a percentage of each Purchase Payment)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25
Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 5 years as follows:
Years Since Receipt of Purchase Payments	1	2	3	4	5	6+
	8%	7%	6%	5%	4%	0%
Your contract provides for a penalty-free withdrawal amount each year. Please see PENALTY-FREE WITHDRAWAL AMOUNT below.The following tables describe the fees and expenses you will pay each year during the time that you own the contract, not including Underlying Fund fees and expenses. If you chose to purchase an optional benefit, you will pay additional charges, as shown below. Contract Owner Annual Expenses
Contract Maintenance Fee (assessed annually and may be waived if contract value is $75,000 or more.)	$50
	Contract Years 1-5	After 5th Contract Anniversary
Base Contract Expenses[2] (deducted from the average daily ending net asset value allocated to the Variable Portfolios)	1.55%	1.30%
Optional Death Benefit (deducted from the average daily ending net asset value allocated to the Variable Portfolios)
Maximum Anniversary Value	0.25%
Optional Living Benefit[3] (calculated as percentage of the Income Base and deducted from the contract value) Polaris Income Plus (Contracts issued between October 9, 2017 and May 1, 2022)
	Initial Fee[4]	Maximum Fee[4]
One Covered Person	1.00%	2.50%
Two Covered Persons	1.25%	2.50%
(Contracts issued prior to October 9, 2017)
	Initial Fee[4]	Maximum Fee[4]
One Covered Person	1.10%	2.20%
Two Covered Persons	1.35%	2.70%
Annual Underlying Fund Expenses
The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements, that you may pay periodically during the time that you own the contract. A complete list of Underlying Funds available under the contract, including their annual expenses, may be found in Appendix A.
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.45%	1.89%
Footnotes to the Fee Table: [1] In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee. [2] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expenses would be 1.55% for Contract years 1-5, and 1.30% after the 5th Contract Anniversary. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS. [3] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFIT below. If you purchased your contract prior to May 1, 2023, please see APPENDIX F - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for a description of the living benefit you may have elected. [4] The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the applicable formula. (For Contracts issued on or after October 9, 2017)
Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE.
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).(For Contracts issued prior to October 9, 2017)
	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.25%
Two Covered Persons	0.60%	±0.25%
*The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
Transaction Expenses [Table Text Block]
Maximum Withdrawal Charges (as a percentage of each Purchase Payment)	8%
Transfer Fee[1] (Per transfer after 15 transfers in any contract year)	$25

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Exchange Fee, Maximum [Dollars]	$ 25
Exchange Fee, Footnotes [Text Block]	In Pennsylvania and Texas, any transfer over the limit of 15 will incur a $10 transfer fee.
Administrative Expense, Current [Dollars]	$ 50
Base Contract Expense, Footnotes [Text Block]	[2] Base Contract Expenses: If you do not elect any optional features, your total Base Contract Expenses would be 1.55% for Contract years 1-5, and 1.30% after the 5th Contract Anniversary. Beneficiary Expenses if Extended Legacy is Elected
If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Base Contract Expense of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. Please see Extended Legacy Program under DEATH BENEFITS.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.	0.45%	1.89%

Portfolio Company Expenses [Text Block]	Expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, if applicable, and other expenses.
Portfolio Company Expenses Minimum [Percent]	0.45%
Portfolio Company Expenses Maximum [Percent]	1.89%
Surrender Expense, 1 Year, Minimum [Dollars]	$ 10,010
Surrender Expense, 3 Years, Minimum [Dollars]	12,276
Surrender Expense, 5 Years, Minimum [Dollars]	14,801
Surrender Expense, 10 Years, Minimum [Dollars]	21,860
Annuitized Expense, 1 Year, Minimum [Dollars]	2,010
Annuitized Expense, 3 Years, Minimum [Dollars]	6,255
Annuitized Expense, 5 Years, Minimum [Dollars]	10,759
Annuitized Expense, 10 Years, Minimum [Dollars]	21,762
No Surrender Expense, 1 Year, Minimum [Dollars]	2,010
No Surrender Expense, 3 Years, Minimum [Dollars]	6,255
No Surrender Expense, 5 Years, Minimum [Dollars]	10,759
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,762
Item 5. Principal Risks [Table Text Block]
Principal Risks Of Investing In The Contract
Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and Living Benefit protections mean that this contract is more beneficial to investors with a long investment time horizon.Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. In addition, a withdrawal could reduce the value of the optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your contract. We may defer payment of withdrawals from a Fixed Account option (including the Secure Value Account) for up to six months when permitted by law.Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.Investment Requirements Risk. If you elect the optional Living Benefit, you will be subject to investment requirements that limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits.Managed Volatility Fund Risk. Certain Underlying Funds, including some Underlying Funds that are available under the optional Living Benefit’s investment requirements, utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits. Certain Underlying Funds advised by our affiliate employ such risk management strategies, which may help us manage our financial risks.Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on age as shown below and election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments.Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability.Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”) or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]
Benefits Available Under the Contract
  The following tables summarize information about the benefits available under the contract. This prospectus utilizes a Rate Sheet Prospectus Supplement to provide the current rates and percentages for the available Living Benefit, including the current initial annual fee rate. To obtain a copy, please visit www.corebridgefinancial.com/ProductProspectuses.Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit equal to the greater of the contract value or Net Purchase Payments	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be
available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on date of contract issuance and election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file

Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program unless your Beneficiary instructs us otherwise
•If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •Not available with election of the Living Benefit features

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit equal to the greater of the contract value or Net Purchase Payments	•Withdrawals may significantly reduce the benefit
Dollar Cost Averaging (DCA) Fixed Accounts
Interest is credited to
amounts allocated to a DCA
Fixed Account and your
money is systematically
transferred from the DCA
Fixed Account to one or
more investment options
over a specified period of
time

•Must be funded with a Purchase Payment, not transferred contract value
•Minimum funding requirements apply
•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be
available
•Transfers may only occur on a monthly basis
•Availability may be restricted based on date of contract issuance and election of optional benefits
•Fixed Account options are not eligible to receive DCA transfers
•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract

Dollar Cost Averaging (DCA) Program	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year
•Minimum per transfer is $100 regardless of source account
•Fixed Account options are not eligible to receive DCA transfers
•Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file

Automatic Asset Rebalancing	Allows you to have your investments periodically rebalanced to your pre-selected percentages
•Rebalancing may occur on a quarterly, semi-annual, or annual basis
•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated
•Upon notification of your death, we will terminate the Automatic Asset
Rebalancing Program unless your Beneficiary instructs us otherwise
•If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing

Systematic Withdrawal Program	Allows you to receive periodic withdrawals from your contract	•Minimum withdrawal amount is $100 •Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis •Participation in program may be restricted if optional Living Benefit elected
Automatic Payment Plan	Allows you to make automatic Purchase Payments	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply •Not available with election of the Living Benefit features
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Plus Living Benefit (For contracts issued on or after Oct 9, 2017)	A guaranteed minimum withdrawal benefit with Income Credits and step-up opportunities	2.50% (as a percentage of Income Base)
•Excess withdrawals may significantly reduce or terminate the benefit
•Income Credits unavailable after the 12th benefit anniversary
•Investment requirements limit available investment options
•Minimum Income Base not available on 12th benefit
anniversary if withdrawal has been taken
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY
for specific states

Maximum Anniversary Death Benefit	Provides a death benefit based on the greatest of contract value, net purchase payments, or highest contract value on an eligible contract anniversary	0.25% (as a percentage of average daily net asset value allocated to the Variable Portfolios)	•Death benefit calculated differently depending on whether the optional Living Benefit has been elected •Death benefit election cannot be changed •Withdrawals may significantly reduce the benefit

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / LimitationsBrief Description of Restrictions/ Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Benefit Standard or Optional [Text Block]	Optional Benefits Available For Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/ Limitations
Polaris Income Plus Living Benefit (For contracts issued on or after Oct 9, 2017)	A guaranteed minimum withdrawal benefit with Income Credits and step-up opportunities	2.50% (as a percentage of Income Base)
•Excess withdrawals may significantly reduce or terminate the benefit
•Income Credits unavailable after the 12th benefit anniversary
•Investment requirements limit available investment options
•Minimum Income Base not available on 12th benefit
anniversary if withdrawal has been taken
•Purchase Payments subject to additional restrictions
•May not be cancelled by you prior to the 5th benefit
anniversary
•Certain events will automatically terminate the benefit
•May not be re-elected or reinstated after termination
•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE
CONTRACT AVAILABILITY AND/OR VARIABILITY
for specific states

Maximum Anniversary Death Benefit	Provides a death benefit based on the greatest of contract value, net purchase payments, or highest contract value on an eligible contract anniversary	0.25% (as a percentage of average daily net asset value allocated to the Variable Portfolios)	•Death benefit calculated differently depending on whether the optional Living Benefit has been elected •Death benefit election cannot be changed •Withdrawals may significantly reduce the benefit

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix A – Underlying Funds Available Under the Contract
 The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	-16.00%	2.57%	5.56%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.00%*	-15.50%	2.47%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	-17.51%	4.90%	7.29%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	-16.74%	4.03%	6.03%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	-16.28%	3.47%	5.33%
	SA American Funds Asset Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	-13.58%	5.06%	7.80%
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.96%	-16.14%	3.11%	6.53%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	-9.90%	4.80%	6.98%
Bond	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.14%	-15.80%	-0.95%	0.87%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.77%	-14.39%	-0.28%	0.82%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.89%	-11.14%	0.82%	0.45%
	SA DFA Ultra Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.76%	-1.86%	0.14%	-0.07%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	-14.50%	0.71%	2.32%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-13.08%	-0.12%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	-7.45%	0.46%	N/A
	SA Goldman Sachs Global Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	1.14%	-19.18%	-2.86%	-1.46%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Bond (continued)	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	-13.46%	0.05%	0.71%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.96%	-9.77%	2.44%	4.18%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.81%	-13.67%	-0.72%	0.31%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	1.37%	0.99%	0.55%
Stock	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.88%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	-9.43%	6.19%	9.80%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	-28.78%	11.19%	14.80%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	-15.97%	3.81%	9.06%
	SA American Funds Global Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.94%*	-24.97%	6.77%	9.85%
	SA American Funds Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.87%*	-30.09%	10.85%	13.34%
	SA American Funds Growth-Income Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.81%*	-16.74%	7.51%	11.22%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.08%	-27.16%	3.23%	5.54%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	-1.60%	7.48%	10.96%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.23%*	-10.68%	5.16%	8.63%
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	-7.90%	8.63%	12.45%
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.05%	-35.61%	5.54%	9.08%
	SA Invesco Main Street Large Cap Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.98%*	-20.39%	6.78%	10.32%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.04%*	-33.70%	9.20%	11.44%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.42%*	-25.66%	-3.29%	0.26%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	-2.07%	8.87%	11.74%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.07%	-16.02%	3.71%	7.29%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	-27.25%	9.51%	12.67%
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	-30.04%	7.90%	11.80%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.92%*	-16.52%	8.38%	11.24%
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	1.11%*	-14.18%	0.52%	3.24%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.08%*	-8.41%	-2.14%	1.84%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	-6.97%	1.72%	3.98%
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	-36.48%	7.31%	12.47%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.14%*	-17.18%	3.15%	5.70%
	SA BlackRock VCP Global Multi Asset Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.16%	-17.71%	0.37%	N/A
	SA PIMCO VCP Tactical Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.16%	-17.67%	1.30%	N/A
	SA Schroders VCP Global Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America	1.17%	-18.59%	-0.13%	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.08%	-18.98%	2.38%	N/A
	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.00%	-17.15%	2.82%	5.25%
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	-14.53%	2.83%	5.19%
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information. [1]Capital Research and Management Company is the investment adviser of the master fund in which this Underlying Fund (Master-Feeder Fund) invests. Under a master-feeder fund structure, the feeder fund does not buy individual securities directly. Rather, the feeder fund invests all of its investment assets in a corresponding master fund, which invests directly in individual securities.
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix. The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	-16.00%	2.57%	5.56%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%	-5.47%	4.30%	5.51%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.00%*	-15.50%	2.47%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	-17.51%	4.90%	7.29%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	-16.74%	4.03%	6.03%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	-16.28%	3.47%	5.33%
	SA American Funds Asset Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.82%*	-13.58%	5.06%	7.80%
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.96%	-16.14%	3.11%	6.53%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.96%	-9.90%	4.80%	6.98%
Bond	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.14%	-15.80%	-0.95%	0.87%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.77%	-14.39%	-0.28%	0.82%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.89%	-11.14%	0.82%	0.45%
	SA DFA Ultra Short Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Dimensional Fund Advisors LP	0.76%	-1.86%	0.14%	-0.07%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	-14.50%	0.71%	2.32%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	-13.08%	-0.12%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	-7.45%	0.46%	N/A
	SA Goldman Sachs Global Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management International	1.14%	-19.18%	-2.86%	-1.46%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Bond (continued)	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.78%*	-13.46%	0.05%	0.71%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.96%	-9.77%	2.44%	4.18%
	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.81%	-13.67%	-0.72%	0.31%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	1.37%	0.99%	0.55%
Stock	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	-31.30%	7.39%	11.35%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	0.85%	7.76%	10.74%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	-6.00%	5.77%	9.88%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.94%	-9.43%	6.19%	9.80%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	-28.78%	11.19%	14.80%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	-15.97%	3.81%	9.06%
	SA American Funds Global Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.94%*	-24.97%	6.77%	9.85%
	SA American Funds Growth Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.87%*	-30.09%	10.85%	13.34%
	SA American Funds Growth-Income Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	0.81%*	-16.74%	7.51%	11.22%
	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.08%	-27.16%	3.23%	5.54%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	-1.60%	7.48%	10.96%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.23%*	-10.68%	5.16%	8.63%
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	-7.90%	8.63%	12.45%
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.05%	-35.61%	5.54%	9.08%
	SA Invesco Main Street Large Cap Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	0.98%*	-20.39%	6.78%	10.32%
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Stock (continued)	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.04%*	-33.70%	9.20%	11.44%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.42%*	-25.66%	-3.29%	0.26%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.82%	-2.07%	8.87%	11.74%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.07%	-16.02%	3.71%	7.29%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	-27.25%	9.51%	12.67%
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	-30.04%	7.90%	11.80%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.92%*	-16.52%	8.38%	11.24%
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc. and Wellington Management Company LLP	1.11%*	-14.18%	0.52%	3.24%
	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.08%*	-8.41%	-2.14%	1.84%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	-6.97%	1.72%	3.98%
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	-36.48%	7.31%	12.47%
Volatility Control	SA American Funds VCP Managed Allocation Portfolio[1] – Class 3 SunAmerica Asset Management, LLC Capital Research and Management Company	1.14%*	-17.18%	3.15%	5.70%
	SA BlackRock VCP Global Multi Asset Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.16%	-17.71%	0.37%	N/A
	SA PIMCO VCP Tactical Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.16%	-17.67%	1.30%	N/A
	SA Schroders VCP Global Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Schroder Investment Management North America	1.17%	-18.59%	-0.13%	N/A
	SA T. Rowe Price VCP Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.08%	-18.98%	2.38%	N/A
	SA VCP Dynamic Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.00%	-17.15%	2.82%	5.25%
	SA VCP Dynamic Strategy Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	-14.53%	2.83%	5.19%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
Polaris Retirement Protector (NY) 333-178849 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and Living Benefit protections mean that this contract is more beneficial to investors with a long investment time horizon.
Polaris Retirement Protector (NY) 333-178849 | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the contract. Withdrawals may be subject to significant withdrawal charges. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A withdrawal may reduce the value of your standard and optional benefits. For instance, a withdrawal will reduce the value of the death benefit. In addition, a withdrawal could reduce the value of the optional Living Benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. A total withdrawal (surrender) will result in the termination of your contract. We may defer payment of withdrawals from a Fixed Account option (including the Secure Value Account) for up to six months when permitted by law.
Polaris Retirement Protector (NY) 333-178849 | VariablePortfolioRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Portfolio Risk. Amounts that you invest in the Variable Portfolios are subject to the risk of poor investment performance. You assume the investment risk. You can gain or lose money if you invest in these Variable Portfolios. Each Variable Portfolio’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Variable Portfolio. You are responsible for allocating Purchase Payments to the Variable Portfolios that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolio you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund’s prospectus, statement of additional information and annual and semi-annual reports. We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund.
Polaris Retirement Protector (NY) 333-178849 | SelectionRiskMember
Prospectus:
Principal Risk [Text Block]	Selection Risk. The optional benefits under the contract were designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose, or may not have chosen, the benefit or benefits (if any) that are best suited for you based on your present or future needs and circumstances, and the benefits that are more suited for you (if any) may no longer be available. In addition, if you elected an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that you may not use or benefit from.
Polaris Retirement Protector (NY) 333-178849 | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect the optional Living Benefit, you will be subject to investment requirements that limit the investment options that are available to you and limit your ability to take certain actions under the contract. These investment requirements are designed to reduce our risk that we will have to make payments to you from our own assets. In turn, they may also limit the potential growth of your contract value and the potential growth of your guaranteed benefits.
Polaris Retirement Protector (NY) 333-178849 | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain Underlying Funds, including some Underlying Funds that are available under the optional Living Benefit’s investment requirements, utilize managed volatility strategies. These risk management techniques help us manage our financial risks associated with the contract’s guarantees, like living and death benefits, because they reduce the incidence of extreme outcomes including the probability of large gains or losses. However, these strategies can also limit your participation in rising equity markets, which may limit the potential growth of your contract value and the potential growth of your guaranteed benefits. Certain Underlying Funds advised by our affiliate employ such risk management strategies, which may help us manage our financial risks.
Polaris Retirement Protector (NY) 333-178849 | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse any Purchase Payment(s), limit the amount of subsequent Purchase Payment(s) with advance notice based on age as shown below and election of optional benefit(s), and may require our prior approval before accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. There is no guarantee that you will always be permitted to make Purchase Payments.
Polaris Retirement Protector (NY) 333-178849 | MinimumContractValueRiskMember
Prospectus:
Principal Risk [Text Block]	Minimum Contract Value Risk. Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract’s remaining value to you.
Polaris Retirement Protector (NY) 333-178849 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the contract that are paid from our general account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability.
Polaris Retirement Protector (NY) 333-178849 | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Accumulation Unit Values (“AUVs”) or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the Underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
Polaris Retirement Protector (NY) 333-178849 | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the Underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the affected Underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the Underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Polaris Retirement Protector (NY) 333-178849 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can gain or lose money by investing in this contract, including possible loss of your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Polaris Retirement Protector (NY) 333-178849 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal. Withdrawals may also reduce or terminate contract guarantees.•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.
Polaris Retirement Protector (NY) 333-178849 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.•Each investment option (including each Fixed Account option) has its own unique risks.•You should review the investment options before making an investment decision.
Polaris Retirement Protector (NY) 333-178849 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the contract is subject to the risks related to us, American General Life Insurance Company (or The United States Life Insurance Company in the City of New York for New York contracts). Any obligations (including under a Fixed Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service Center at (800) 445-7862 or visiting www.corebridgefinancial.com/annuities.
Polaris Retirement Protector (NY) 333-178849 | FranklinAllocationVIPFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Franklin Allocation VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(16.00%)
Average Annual Total Returns, 5 Years [Percent]	2.57%
Average Annual Total Returns, 10 Years [Percent]	5.56%
Polaris Retirement Protector (NY) 333-178849 | FranklinIncomeVIPFundClass2Member
Prospectus:
Portfolio Company Name [Text Block]	Franklin Income VIP Fund
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(5.47%)
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Polaris Retirement Protector (NY) 333-178849 | SAAllocationBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(15.50%)
Average Annual Total Returns, 5 Years [Percent]	2.47%
Average Annual Total Returns, 10 Years [Percent]	4.29%
Polaris Retirement Protector (NY) 333-178849 | SAAllocationGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(17.51%)
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Polaris Retirement Protector (NY) 333-178849 | SAAllocationModerateGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	(16.74%)
Average Annual Total Returns, 5 Years [Percent]	4.03%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Polaris Retirement Protector (NY) 333-178849 | SAAllocationModeratePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Allocation Moderate Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(16.28%)
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	5.33%
Polaris Retirement Protector (NY) 333-178849 | SAAmericanFundsAssetAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Asset Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.58%)
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	7.80%
Polaris Retirement Protector (NY) 333-178849 | SAJPMorganDiversifiedBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Diversified Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(16.14%)
Average Annual Total Returns, 5 Years [Percent]	3.11%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Polaris Retirement Protector (NY) 333-178849 | SAMFSTotalReturnPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Total Return Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.90%)
Average Annual Total Returns, 5 Years [Percent]	4.80%
Average Annual Total Returns, 10 Years [Percent]	6.98%
Polaris Retirement Protector (NY) 333-178849 | PIMCOEmergingMarketsBondPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Bond
Portfolio Company Name [Text Block]	PIMCO Emerging Markets Bond Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(15.80%)
Average Annual Total Returns, 5 Years [Percent]	(0.95%)
Average Annual Total Returns, 10 Years [Percent]	0.87%
Polaris Retirement Protector (NY) 333-178849 | PIMCOTotalReturnPortfolioAdvisorClassMember
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(14.39%)
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	0.82%
Polaris Retirement Protector (NY) 333-178849 | SAAmericanCenturyInflationProtectionPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Century Inflation Protection Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(11.14%)
Average Annual Total Returns, 5 Years [Percent]	0.82%
Average Annual Total Returns, 10 Years [Percent]	0.45%
Polaris Retirement Protector (NY) 333-178849 | SADFAUltraShortBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA DFA Ultra Short Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(1.86%)
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	(0.07%)
Polaris Retirement Protector (NY) 333-178849 | SAFederatedHermesCorporateBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Federated Hermes Corporate Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(14.50%)
Average Annual Total Returns, 5 Years [Percent]	0.71%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Polaris Retirement Protector (NY) 333-178849 | SAFixedIncomeIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fixed Income Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(13.08%)
Average Annual Total Returns, 5 Years [Percent]	(0.12%)
Polaris Retirement Protector (NY) 333-178849 | SAFixedIncomeIntermediateIndexPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fixed Income Intermediate Index Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(7.45%)
Average Annual Total Returns, 5 Years [Percent]	0.46%
Polaris Retirement Protector (NY) 333-178849 | SAGoldmanSachsGlobalBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Goldman Sachs Global Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management International
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(19.18%)
Average Annual Total Returns, 5 Years [Percent]	(2.86%)
Average Annual Total Returns, 10 Years [Percent]	(1.46%)
Polaris Retirement Protector (NY) 333-178849 | SAJPMorganMFSCoreBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan MFS Core Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(13.46%)
Average Annual Total Returns, 5 Years [Percent]	0.05%
Average Annual Total Returns, 10 Years [Percent]	0.71%
Polaris Retirement Protector (NY) 333-178849 | SAPineBridgeHighYieldBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PineBridge High-Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	PineBridge Investments, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	(9.77%)
Average Annual Total Returns, 5 Years [Percent]	2.44%
Average Annual Total Returns, 10 Years [Percent]	4.18%
Polaris Retirement Protector (NY) 333-178849 | SAWellingtonGovernmentandQualityBondPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Government and Quality Bond Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(13.67%)
Average Annual Total Returns, 5 Years [Percent]	(0.72%)
Average Annual Total Returns, 10 Years [Percent]	0.31%
Polaris Retirement Protector (NY) 333-178849 | GoldmanSachsVITGovernmentMoneyMarketFundServiceSharesMember
Prospectus:
Portfolio Company Objective [Text Block]	Cash
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	1.37%
Average Annual Total Returns, 5 Years [Percent]	0.99%
Average Annual Total Returns, 10 Years [Percent]	0.55%
Polaris Retirement Protector (NY) 333-178849 | InvescoVIAmericanFranchiseFundSeriesIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Stock
Portfolio Company Name [Text Block]	Invesco V.I. American Franchise Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(31.30%)
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	11.35%
Polaris Retirement Protector (NY) 333-178849 | InvescoVIComstockFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	0.85%
Average Annual Total Returns, 5 Years [Percent]	7.76%
Average Annual Total Returns, 10 Years [Percent]	10.74%
Polaris Retirement Protector (NY) 333-178849 | InvescoVIGrowthandIncomeFundSeriesIIMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Growth and Income Fund
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(6.00%)
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	9.88%
Polaris Retirement Protector (NY) 333-178849 | LordAbbettGrowthandIncomePortfolioClassVCMember
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(9.43%)
Average Annual Total Returns, 5 Years [Percent]	6.19%
Average Annual Total Returns, 10 Years [Percent]	9.80%
Polaris Retirement Protector (NY) 333-178849 | SAABGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA AB Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(28.78%)
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Polaris Retirement Protector (NY) 333-178849 | SAABSmallMidCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA AB Small & Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(15.97%)
Average Annual Total Returns, 5 Years [Percent]	3.81%
Average Annual Total Returns, 10 Years [Percent]	9.06%
Polaris Retirement Protector (NY) 333-178849 | SAAmericanFundsGlobalGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Global Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	(24.97%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	9.85%
Polaris Retirement Protector (NY) 333-178849 | SAAmericanFundsGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	(30.09%)
Average Annual Total Returns, 5 Years [Percent]	10.85%
Average Annual Total Returns, 10 Years [Percent]	13.34%
Polaris Retirement Protector (NY) 333-178849 | SAAmericanFundsGrowthIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA American Funds Growth-Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(16.74%)
Average Annual Total Returns, 5 Years [Percent]	7.51%
Average Annual Total Returns, 10 Years [Percent]	11.22%
Polaris Retirement Protector (NY) 333-178849 | SAFidelityInstitutionalAMRealEstatePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Fidelity Institutional AM® Real Estate Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(27.16%)
Average Annual Total Returns, 5 Years [Percent]	3.23%
Average Annual Total Returns, 10 Years [Percent]	5.54%
Polaris Retirement Protector (NY) 333-178849 | SAFranklinBWUSLargeCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin BW U.S. Large Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(1.60%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Polaris Retirement Protector (NY) 333-178849 | SAFranklinSmallCompanyValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Small Company Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.23%
Average Annual Total Returns, 1 Year [Percent]	(10.68%)
Average Annual Total Returns, 5 Years [Percent]	5.16%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Polaris Retirement Protector (NY) 333-178849 | SAFranklinSystematicUSLargeCapValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Franklin Systematic U.S. Large Cap Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(7.90%)
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	12.45%
Polaris Retirement Protector (NY) 333-178849 | SAInvescoGrowthOpportunitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Invesco Growth Opportunities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	(35.61%)
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	9.08%
Polaris Retirement Protector (NY) 333-178849 | SAInvescoMainStreetLargeCapPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Invesco Main Street Large Cap Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	(20.39%)
Average Annual Total Returns, 5 Years [Percent]	6.78%
Average Annual Total Returns, 10 Years [Percent]	10.32%
Polaris Retirement Protector (NY) 333-178849 | SAJanusFocusedGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Janus Focused Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Janus Capital Management, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(33.70%)
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	11.44%
Polaris Retirement Protector (NY) 333-178849 | SAJPMorganEmergingMarketsPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Emerging Markets Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.42%
Average Annual Total Returns, 1 Year [Percent]	(25.66%)
Average Annual Total Returns, 5 Years [Percent]	(3.29%)
Average Annual Total Returns, 10 Years [Percent]	0.26%
Polaris Retirement Protector (NY) 333-178849 | SAJPMorganEquityIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(2.07%)
Average Annual Total Returns, 5 Years [Percent]	8.87%
Average Annual Total Returns, 10 Years [Percent]	11.74%
Polaris Retirement Protector (NY) 333-178849 | SAJPMorganGlobalEquitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Global Equities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	(16.02%)
Average Annual Total Returns, 5 Years [Percent]	3.71%
Average Annual Total Returns, 10 Years [Percent]	7.29%
Polaris Retirement Protector (NY) 333-178849 | SAJPMorganMidCapGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA JPMorgan Mid-Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	(27.25%)
Average Annual Total Returns, 5 Years [Percent]	9.51%
Average Annual Total Returns, 10 Years [Percent]	12.67%
Polaris Retirement Protector (NY) 333-178849 | SAMFSBlueChipGrowthPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(30.04%)
Average Annual Total Returns, 5 Years [Percent]	7.90%
Average Annual Total Returns, 10 Years [Percent]	11.80%
Polaris Retirement Protector (NY) 333-178849 | SAMFSMassachusettsInvestorsTrustPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA MFS Massachusetts Investors Trust Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.52%)
Average Annual Total Returns, 5 Years [Percent]	8.38%
Average Annual Total Returns, 10 Years [Percent]	11.24%
Polaris Retirement Protector (NY) 333-178849 | SAMorganStanleyInternationalEquitiesPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Morgan Stanley International Equities Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Inc. and Wellington Management Company LLP
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	(14.18%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	3.24%
Polaris Retirement Protector (NY) 333-178849 | SAPIMCORAEInternationalValuePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PIMCO RAE International Value Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(8.41%)
Average Annual Total Returns, 5 Years [Percent]	(2.14%)
Average Annual Total Returns, 10 Years [Percent]	1.84%
Polaris Retirement Protector (NY) 333-178849 | SAPutnamInternationalGrowthandIncomePortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Putnam International Growth and Income Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	(6.97%)
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	3.98%
Polaris Retirement Protector (NY) 333-178849 | SAWellingtonCapitalAppreciationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Wellington Capital Appreciation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	(36.48%)
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	12.47%
Polaris Retirement Protector (NY) 333-178849 | SAAmericanFundsVCPManagedAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Objective [Text Block]	Volatility Control
Portfolio Company Name [Text Block]	SA American Funds VCP Managed Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	(17.18%)
Average Annual Total Returns, 5 Years [Percent]	3.15%
Average Annual Total Returns, 10 Years [Percent]	5.70%
Polaris Retirement Protector (NY) 333-178849 | SABlackRockVCPGlobalMultiAssetPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA BlackRock VCP Global Multi Asset Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(17.71%)
Average Annual Total Returns, 5 Years [Percent]	0.37%
Polaris Retirement Protector (NY) 333-178849 | SAPIMCOVCPTacticalBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA PIMCO VCP Tactical Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(17.67%)
Average Annual Total Returns, 5 Years [Percent]	1.30%
Polaris Retirement Protector (NY) 333-178849 | SASchrodersVCPGlobalAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA Schroders VCP Global Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	(18.59%)
Average Annual Total Returns, 5 Years [Percent]	(0.13%)
Polaris Retirement Protector (NY) 333-178849 | SATRowePriceVCPBalancedPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA T. Rowe Price VCP Balanced Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(18.98%)
Average Annual Total Returns, 5 Years [Percent]	2.38%
Polaris Retirement Protector (NY) 333-178849 | SAVCPDynamicAllocationPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA VCP Dynamic Allocation Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	(17.15%)
Average Annual Total Returns, 5 Years [Percent]	2.82%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Polaris Retirement Protector (NY) 333-178849 | SAVCPDynamicStrategyPortfolioClass3Member
Prospectus:
Portfolio Company Name [Text Block]	SA VCP Dynamic Strategy Portfolio
Portfolio Company Adviser [Text Block]	SunAmerica Asset Management, LLC
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(14.53%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	5.19%
Polaris Retirement Protector (NY) 333-178849 | ContractValueDeathBenefitMember
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of the contract value or Net Purchase Payments
Brief Restrictions / Limitations [Text Block]	•Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Polaris Retirement Protector (NY) 333-178849 | DollarCostAveragingDCAFixedAccountsMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Fixed Accounts
Purpose of Benefit [Text Block]	Interest is credited to amounts allocated to a DCA Fixed Account and your money is systematically transferred from the DCA Fixed Account to one or more investment options over a specified period of time
Brief Restrictions / Limitations [Text Block]	•Must be funded with a Purchase Payment, not transferred contract value•Minimum funding requirements apply•Only 6-Month, 12-Month, and 2-Year DCA Fixed Accounts may be available•Transfers may only occur on a monthly basis•Availability may be restricted based on date of contract issuance andelection of optional benefits•Fixed Account options are not eligible to receive DCA transfers•The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Fixed Accounts
Polaris Retirement Protector (NY) 333-178849 | DollarCostAveragingDCAProgramMember
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows you to have systematic transfers of a specified dollar amount or percentage of contract value from an investment option to one or more eligible investment options
Brief Restrictions / Limitations [Text Block]	•Transfers may only occur on a monthly basis and will not count towards the number of free transfers per contract year•Minimum per transfer is $100 regardless of source account•Fixed Account options are not eligible to receive DCA transfers•Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Polaris Retirement Protector (NY) 333-178849 | AutomaticAssetRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Allows you to have your investments periodically rebalanced to your pre-selected percentages
Brief Restrictions / Limitations [Text Block]	•Rebalancing may occur on a quarterly, semi-annual, or annual basis•Updated rebalancing instructions must be provided upon making a non-automatic transfer, otherwise rebalancing instructions will be automatically updated•Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise•If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Polaris Retirement Protector (NY) 333-178849 | SystematicWithdrawalProgramMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows you to receive periodic withdrawals from your contract
Brief Restrictions / Limitations [Text Block]	•Minimum withdrawal amount is $100•Withdrawals may occur on a monthly, quarterly, semi-annual, or annual basis•Participation in program may be restricted if optional Living Benefit elected
Name of Benefit [Text Block]	Systematic Withdrawal Program
Polaris Retirement Protector (NY) 333-178849 | AutomaticPaymentPlanMember
Prospectus:
Name of Benefit [Text Block]	Automatic Payment Plan
Purpose of Benefit [Text Block]	Allows you to make automatic Purchase Payments
Brief Restrictions / Limitations [Text Block]	•Minimum requirements for the initial and subsequent Purchase Payments and age restrictions apply•Not available with election of the Living Benefit features
Name of Benefit [Text Block]	Automatic Payment Plan
Polaris Retirement Protector (NY) 333-178849 | PolarisIncomePlusLivingBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	[4] The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the initial annual fee applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Name of Benefit [Text Block]	Polaris Income Plus Living Benefit(For contracts issued on or after Oct 9, 2017)
Purpose of Benefit [Text Block]	A guaranteed minimum withdrawal benefit with Income Credits and step-up opportunities
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense, Footnotes [Text Block]	[4] The current Initial Annual Fee Rate is set forth in the Rate Sheet Supplement and guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE. If you purchased your contract prior to May 1, 2023, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the initial annual fee applicable to your contract.
Number of Covered Persons	Minimum Annual Fee Rate	Maximum Annualized Fee Rate Decrease or Increase Each Benefit Quarter*
One Covered Person	0.60%	±0.40%
Two Covered Persons	0.60%	±0.40%
*The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Brief Restrictions / Limitations [Text Block]	•Excess withdrawals may significantly reduce or terminate the benefit•Income Credits unavailable after the 12th benefit anniversary•Investment requirements limit available investment options•Minimum Income Base not available on 12th benefit anniversary if withdrawal has been taken•Purchase Payments subject to additional restrictions•May not be cancelled by you prior to the 5th benefit anniversary•Certain events will automatically terminate the benefit•May not be re-elected or reinstated after termination•Fee may be deducted pro rata from variable portfolios only in certain states. Please see APPENDIX E – STATE CONTRACT AVAILABILITY AND/OR VARIABILITY for specific states
Name of Benefit [Text Block]	Polaris Income Plus Living Benefit(For contracts issued on or after Oct 9, 2017)
Polaris Retirement Protector (NY) 333-178849 | PolarisIncomePlusLivingBenefitMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	(For Contracts issued prior to October 9, 2017) *The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
Offered Ending [Date]	Oct. 09, 2017
Optional Benefit Expense, Footnotes [Text Block]	(For Contracts issued prior to October 9, 2017) *The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).
Polaris Retirement Protector (NY) 333-178849 | PolarisIncomePlusLivingBenefitMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	(For Contracts issued on or after October 9, 2017)
Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE. *The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Offered Starting [Date]	Oct. 09, 2017
Offered Ending [Date]	May 01, 2022
Optional Benefit Expense, Footnotes [Text Block]	(For Contracts issued on or after October 9, 2017)
Please see APPENDIX B — FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS FEE. *The fee rate can increase or decrease no more than 0.10% each quarter (0.40%/ 4).
Polaris Retirement Protector (NY) 333-178849 | MaximumAnniversaryDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Name of Benefit [Text Block]	Maximum Anniversary Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the greatest of contract value, net purchase payments, or highest contract value on an eligible contract anniversary
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Brief Restrictions / Limitations [Text Block]	•Death benefit calculated differently depending on whether the optional Living Benefit has been elected•Death benefit election cannot be changed•Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Maximum Anniversary Death Benefit
Polaris Retirement Protector (NY) 333-178849 | ContractYears15Member
Prospectus:
Base Contract Expense (of Other Amount), Current [Percent]	1.55%
Polaris Retirement Protector (NY) 333-178849 | After5thContractAnniversaryMember
Prospectus:
Base Contract Expense (of Other Amount), Maximum [Percent]	1.30%
Polaris Retirement Protector (NY) 333-178849 | MaximumAnniversaryValueDeathBenefitMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.25%
Polaris Retirement Protector (NY) 333-178849 | PolarisIncomePlusOneCoveredPersonMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Polaris Retirement Protector (NY) 333-178849 | PolarisIncomePlusOneCoveredPersonMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.20%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.10%
Polaris Retirement Protector (NY) 333-178849 | PolarisIncomePlusOneCoveredPersonMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.00%
Polaris Retirement Protector (NY) 333-178849 | PolarisIncomePlusTwoCoveredPersonsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Polaris Retirement Protector (NY) 333-178849 | PolarisIncomePlusTwoCoveredPersonsMember | PreviouslyOffered1Member
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.70%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Polaris Retirement Protector (NY) 333-178849 | PolarisIncomePlusTwoCoveredPersonsMember | Previously Offered [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.25%
Polaris Retirement Protector (NY) 333-178849 | optionalPolarisIncomePlusfeature135Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,305
Surrender Expense, 3 Years, Maximum [Dollars]	22,998
Surrender Expense, 5 Years, Maximum [Dollars]	33,340
Surrender Expense, 10 Years, Maximum [Dollars]	57,752
Annuitized Expense, 1 Year, Maximum [Dollars]	4,305
Annuitized Expense, 3 Years, Maximum [Dollars]	16,998
Annuitized Expense, 5 Years, Maximum [Dollars]	29,340
Annuitized Expense, 10 Years, Maximum [Dollars]	57,752
No Surrender Expense, 1 Year, Maximum [Dollars]	4,305
No Surrender Expense, 3 Years, Maximum [Dollars]	16,998
No Surrender Expense, 5 Years, Maximum [Dollars]	29,340
No Surrender Expense, 10 Years, Maximum [Dollars]	57,752
Polaris Retirement Protector (NY) 333-178849 | optionalPolarisIncomePlusfeature125Member
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	12,207
Surrender Expense, 1 Year, Minimum [Dollars]	10,010
Surrender Expense, 3 Years, Maximum [Dollars]	22,539
Surrender Expense, 3 Years, Minimum [Dollars]	12,255
Surrender Expense, 5 Years, Maximum [Dollars]	32,580
Surrender Expense, 5 Years, Minimum [Dollars]	14,759
Surrender Expense, 10 Years, Maximum [Dollars]	56,457
Surrender Expense, 10 Years, Minimum [Dollars]	21,762
Annuitized Expense, 1 Year, Maximum [Dollars]	4,207
Annuitized Expense, 3 Years, Maximum [Dollars]	16,539
Annuitized Expense, 5 Years, Maximum [Dollars]	28,580
Annuitized Expense, 10 Years, Maximum [Dollars]	56,457
No Surrender Expense, 1 Year, Maximum [Dollars]	4,207
No Surrender Expense, 3 Years, Maximum [Dollars]	16,539
No Surrender Expense, 5 Years, Maximum [Dollars]	28,580
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 56,457
Polaris Retirement Protector (NY) 333-178849 | OptionalLivingBenefitsMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	[3] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFIT below.The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the applicable formula.
Optional Benefit Expense, Footnotes [Text Block]	[3] The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFIT below.The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index (“VIX®”), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. If you purchased your contract prior to October 9, 2017, please see APPENDIX F — LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2023 for the applicable formula.